Accounts Receivable (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable is presented net of allowance for credit loss:

	As of
	September 30, 2024	March 31, 2025
Accounts receivable	$1,727,576	1,170,375
Less: allowance for expected credit loss	(42,932)	(19,067)
Total	$1,684,644	1,151,308

Schedule of Movement of Allowances for Credit Loss

The movement of allowances for credit loss is as follow:

	As of
	September 30, 2024	March 31, 2025
Balance at beginning of the year	$(38,534)	$(42,932)
(Addition) reversal	(4,398)	23,865
Total	$(42,932)	$(19,067)